SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of VIEs in the accompanying consolidated financial statements

	Year ended December 31,
	2013	2014	2015
	$	$	$
Net sales	—	—	3,289,920
Net income	—	—	120,775
Net cash used in operating activities	—	—	(172,702,153)
Net cash used in investing activities	—	(3,268,478)	(65,055,398)
Net cash provided by financing activities	—	3,431,933	238,751,610

Schedule of components of build-to-sell project assets

	December 31,	December 31,
	2014	2015
	$	$
Project assets — Module cost	24,355,693	238,020,983
Project assets —Project construction and others (Note 1 )	35,749,058	293,323,175

Total build-to-sell project assets	60,104,751	531,344,158

Note 1.  Project construction and other costs primarily represent the construction, permits and licenses,  land use rights, and other capitalizable costs incurred to construct the solar energy project systems.

Schedule of interest costs incurred

	Year ended December 31,
	2013	2014	2015
	$	$	$
Total interest incurred	48,444,855	42,068,402	66,004,092
Less: Interest capitalized	—	(7,182,011)	(13,752,373)

Interest expenses	48,444,855	34,886,391	52,251,719

Schedule of estimated useful lives of assets
Years
Buildings	10–25
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5
Solar energy projects	20-25

Schedule of cash and cash equivalents and restricted cash held in major financial institutions

	USD	RMB	EUR	GBP	JPY
	(million)	(million)	(million)	(million)	(million)
In PRC	232	1,888	1	—	365
In European Union	5	—	7	2	—
In USA	56	—	—	—	—
In Asian Pacific	36	—	—	—	1,439

Total in original currency	329	1,888	8	2	1,804

US$ equivalent	329	291	9	4	15

Schedule of computation of basic and diluted earnings (loss) from operations per share

	Year ended December 31,
	2013	2014	2015
	$	$	$
Net (loss) income attributable to Trina Solar Limited shareholders — basic	(72,025,935)	59,337,685	76,514,935
Interest expenses of convertible senior notes	—	4,167,495	14,488,012

Net (loss) income attributable to Trina Solar Limited shareholders — diluted	(72,025,935)	63,505,180	91,002,947

Weighted average number of ordinary shares outstanding — basic	3,553,552,756	3,881,503,977	4,226,950,678
Plus incremental weighted average number of ordinary shares from assumed exercise of stock options using the treasury stock method	—	43,275,906	29,788,689
Plus incremental weighted average number of ordinary shares from assumed vesting of restricted shares using the treasury stock method	—	15,974,916	26,634,410
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes due June 2019 using the if-converted method (see Note 11)	—	333,940,033	603,146,853
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes due October 2019 using the if-converted method (see Note 11)	—	—	391,422,737

Weighted average number of ordinary shares outstanding — diluted	3,553,552,756	4,274,694,832	5,277,943,367

(Loss) earnings per ordinary share from operations — basic	(0.02)	0.02	0.02

(Loss) earnings per ordinary share from operations — diluted	(0.02)	0.01	0.02

Schedule of securities that were excluded from computation of diluted earnings (loss) per share as inclusion would have been anti-dilutive

	Year ended December 31,
	2013	2014	2015
	$	$	$
Non-vested restricted shares	38,183,882	—	—
Share options	129,085,735	59,128,529	71,485,182
Convertible senior notes due October 2019 (see Note 11)	—	391,422,737	—

Total	167,269,617	450,551,266	71,485,182